UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2008

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 6, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Total Value: $ 330,863 (thousands)


List of Other Included Managers:

	NONE







Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $12,746   2,580,240    SH    SOLE  N/A   1,861,000  N/A    719,240
Cia Saneamento Basico        ADR        20441A102   $ 6,123     215,970    SH    SOLE  N/A     115,100  N/A    100,870
Compugen Ltd                 Common     M25722105   $ 1,308     787,800    SH    SOLE  N/A     257,000  N/A    530,800
Cooper Tire & Rubber         Common     216831107   $ 9,848   1,145,100    SH    SOLE  N/A     875,000  N/A    270,100
Durect Corporation           Common     266605104   $38,290   6,837,500    SH    SOLE  N/A   5,082,000  N/A  1,755,500
Endocare Inc                 Common     29264P203   $   627     417,951    SH    SOLE  N/A     416,914  N/A      1,037
Focus Media Holding          ADR        34415V109   $11,555     405,300    SH    SOLE  N/A     360,500  N/A     44,800
General Cable Corp           Common     369300108   $17,914     502,790    SH    SOLE  N/A     407,700  N/A     95,090
General Electric Co          Common     369604103   $12,214     478,970    SH    SOLE  N/A     372,100  N/A    106,870
Gerber Scientific Inc        Common     373730100   $19,889   2,176,000    SH    SOLE  N/A   1,643,000  N/A    533,000
Helix Energy Solutions Grp   Common     42330P107   $12,952     533,450    SH    SOLE  N/A     406,600  N/A    126,850
Heska Corp                   Common     42805E108   $ 5,672   8,725,700    SH    SOLE  N/A   5,679,700  N/A  3,046,000
Home Depot Inc               Common     437076102   $ 3,935     152,000    SH    SOLE  N/A     150,000  N/A      2,000
Horsehead Holding Corp       Common     440694305   $ 3,066     519,635    SH    SOLE  N/A     471,035  N/A     48,600
Inovio Biomedical Corp       Common     45773H102   $   313     505,000    SH    SOLE  N/A     415,800  N/A     89,200
Lcc International            Common     501810105   $    68   1,359,200    SH    SOLE  N/A   1,284,000  N/A     75,200
Libbey Inc                   Common     529898108   $20,050   2,356,080    SH    SOLE  N/A   1,574,000  N/A    782,080
Masco Corp                   Common     574599106   $ 5,603     312,300    SH    SOLE  N/A     306,700  N/A      5,600
Matrix Service Co            Common     576853105   $18,357     961,100    SH    SOLE  N/A     773,150  N/A    187,950
Mcdermott Intl Inc           Common     580037109   $13,290     520,150    SH    SOLE  N/A     456,300  N/A     63,850
Myr Group Inc                Common     55405W104   $14,544   1,148,846    SH    SOLE  N/A     939,146  N/A    209,700
Penford Corp                 Common     707051108   $ 4,250     240,250    SH    SOLE  N/A     231,400  N/A      8,850
Petroleo Brasileiro          ADR        71654V101   $18,437     492,700    SH    SOLE  N/A     404,200  N/A     88,500
Precision Castparts Corp     Common     740189105   $ 6,302      80,000    SH    SOLE  N/A      80,000  N/A        -
Providence Service Corp      Common     743815102   $ 9,985   1,018,853    SH    SOLE  N/A     735,888  N/A    282,965
Quixote Corp                 Common     749056107   $ 1,948     237,574    SH    SOLE  N/A     225,374  N/A     12,200
Ruby Tuesday Inc             Common     781182100   $ 5,271     910,300    SH    SOLE  N/A     878,800  N/A     31,500
Safeguard Scientifics Inc    Common     786449108   $ 5,870   4,696,000    SH    SOLE  N/A   4,620,000  N/A     76,000
Stealthgas Inc               Common     Y81669106   $17,152   1,270,553    SH    SOLE  N/A   1,025,453  N/A    245,100
Telekomunik Indonesia        ADR        715684106   $16,492     553,800    SH    SOLE  N/A     429,200  N/A    124,600
Tier Technologies Inc.       Common     88650Q100   $ 3,129     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $13,363   7,907,260    SH    SOLE  N/A   5,304,100  N/A  2,603,160
Wal-Mart Stores Inc          Common     931142103   $   299       5,000    SH    SOLE  N/A         -    N/A      5,000